Equity Method Investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments [Abstract]
Equity Method Investments
8.	Equity Method Investments:

On July 31, 2024, the Company agreed to make an investment in a Norwegian limited liability company, RGI Marine Holdings AS (“RGI”), which participates under a newbuilding contract in the construction of an Energy Construction Vessel (“ECV”), with expected delivery date in May 2027. The Company’s interest in this investment in RGI at the time of entering into the investment was agreed to be between 46.4% and 49.8% of the total investment, with other non-related parties holding the remaining interests in the investment. RGI’s investment in the ECV is 45%. As a result of entering this transaction, the Company committed an aggregate amount of Euro 7.8 million (or $9,175 based on the Euro/U.S. dollar exchange rate of €1.0000: $1.18 as of December 31, 2025), due in five installments over a period of 33 months, matching the stages of the ECV’s building process. The first installment amounting to $2,464 was paid on August 7, 2024, and the second installment amounting to $1,251 was paid on October 31, 2024. In assessing the accounting treatment for this transaction, the Company evaluated ASC 810 “Consolidation” and concluded that RGI is a VIE and that the Company did not individually have the power to direct the activities of the VIE that most significantly affect its performance. As of December 31, 2024, the noncontrolling interest of 49% into RGI was accounted for under the equity method due to the Company’s significant influence over RGI.

As of December 31, 2024, the investment in RGI amounted to $3,588 and was presented in “Equity method investment” in the accompanying consolidated balance sheet. The investment figure included certain capitalized expenses as well a translation adjustment reserve. For the year ended December 31, 2024, the loss for this investment amounted to $142 and is presented in “Loss on equity method investment” in the accompanying consolidated statement of operations.

On May 5, 2025, United increased its stake in RGI and became the primary beneficiary of the VIE. (Note 9). Until this date, the Company recorded a “Loss on equity method investment” of $44 in the accompanying consolidated statement of operations for 2025.

United recognized the investment of RGI in Wind Energy Construction SA (“WEC”) at the date of becoming the primary beneficiary of RGI at its fair value (Note 9). WEC is a private liability company duly incorporated under the laws of Norway which has a newbuilding contract for the construction of an ECV, with expected delivery date in May 2027. As of December 31, 2025, under the terms of the RGI shareholders’ agreement, United and the other RGI investors had committed to an aggregate residual amount of Euro 1.2 million (or $1,481 based on the Euro/U.S. dollar exchange rate of €1.00: $1.18 as of December 31, 2025) due in one installment to fund RGI’s participation under the newbuilding contract in the construction of the ECV. These capital commitments were contractually binding and non-cancelable. The Company accounts for the investment in WEC under the equity method. As of December 31, 2025, the investment in WEC amounted to $17,407 under “Equity method investment” and is presented in the accompanying consolidated balance sheet. For the year ended December 31, 2025, the loss for this investment amounted to $42 and is presented in “Loss on equity method investment” in the accompanying consolidated statement of operations. From May 5, 2025 until December 31, 2025, amounts paid from RGI to WEC was $4,871 and are included in “Equity method investments” under “Cash flows from investing activities” in the consolidated statements of cash flows.

The Company’s maximum exposure to a loss as a result of its investment in RGI is limited to its committed amount in this investment.

As of December 31, 2025, the Company assessed if there is a loss in the value of the value of investment of RGI in WEC by evaluating market conditions within industry. No impairment loss was recognized with regards to RGI’s equity method investment in WEC as per ASC 323-10.

As of December 31, 2025, RGI’s equity stake in WEC remains unchanged.

Investment in WEC is considered significant from the Company’s perspective according to Regulation S-X rule 4-08 (g). Summarized financial information of WEC is provided below:

December 31, 2025
Current assets	545
Non-current assets	32,997
Current liabilities	181

Net income for the year ended December 31, 2025 for WEC was $307.

Since the Regulation S-X rule 4-08(g) for WEC was met as of December 31, 2025, the Company is required to present summarized financial information of all equity method investees even if they are not significant for the fiscal years presented. Summarized financial information of RGI, which was accounted for as an equity method investee as of December 31, 2024, is provided below:

December 31, 2024
Current assets	133
Non-current assets	5,192
Current liabilities	59

RGI’s net loss for the year ended December 31, 2024 was $345.

On February 6, 2026, RGI entered into a share sale and purchase agreement to dispose of all its equity shares in WEC. The transaction is expected to close by May 31, 2026, subject to customary conditions under the Share Sale and Purchase Agreement, after which the Company will no longer retain an equity interest in the project (Note 17).